Income Taxes (Research and Development Tax Credit) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
United States, Federal [Member]
Tax Credit Carryforward [Line Items]
Research and development credit carryforwards	$ 1.2
Research And Development Tax Credits	0.8
United States, State [Member]
Tax Credit Carryforward [Line Items]
Research and development credit carryforwards	$ 1.0